Cash and Restricted Cash	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Cash and Restricted Cash
11.	CASH AND RESTRICTED CASH
At March 31, 2023, the Company had $247.4 million of cash (March 31, 2022 – $915.3 million) and restricted cash of $3.9 million (March 31, 2022 – $3.9 million). Restricted cash was held to provide collateral for letters of credit
and other obligations of the Company at both March 31, 2023 and March 31, 2022.